(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
(LOSS) EARNINGS PER SHARE [Abstract]
(LOSS) EARNINGS PER SHARE
19.	(LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Numerator:
Net (loss) income attributable to ordinary shareholders	(2,046,759)	(1,651,421)	150,726

Denominator:
Weighted-average number of shares outstanding – basic	532,705,796	558,119,948	566,612,815

Basic (loss) earnings per share:	(3.84)	(2.96)	0.27

Dilutive (loss) earnings per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2021 $	2022 $	2023 $

Numerator:
Net (loss) income attributable to ordinary shareholders	(2,046,759)	(1,651,421)	150,726

Denominator:
Weighted-average number of shares outstanding – basic	532,705,796	558,119,948	566,612,815
Add: share options	–	–	27,486,226
Add: RSAs and RSUs	–	–	306,563
Weighted-average number of shares outstanding – diluted	532,705,796	558,119,948	594,405,604

Diluted (loss) earnings per share:	(3.84)	(2.96)	0.25

The following potential common shares were excluded from calculation of diluted net (loss) earnings per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2021	2022	2023

Share options	46,225,613	68,800,110	32,342,730
RSAs/RSUs	8,129,220	9,652,231	10,547,669
Convertible notes	23,349,154	21,635,690	20,588,810
	77,703,987	100,088,031	63,479,209

The denominator for diluted (loss) earnings per share for the years ended December 31, 2021, 2022 and 2023 does not include any effect from the Capped Calls (Note 13) because it would be anti-dilutive. In the event of conversion of any or all of the 2024 Convertible Notes and 2025 Convertible Notes, the shares that would be delivered to the Company under the Capped Calls are designed to neutralize the dilutive effect of the shares that the Company would issue under the convertible notes.

During the years ended December 31, 2022 and 2023, respectively, the Company issued 7,000,000 and 6,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of (loss) earnings per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.